Notes Payable - Additional Information (Details) $ in Thousands				12 Months Ended
	Apr. 27, 2023 USD ($) TradingDays	Feb. 24, 2022 USD ($)	Oct. 29, 2019 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Debt Instrument [Line Items]
Net proceeds received from credit facility	$ 50,446
Loss on extinguishment				$ (1,625)	$ 0
Trading days prior to the funding date | TradingDays	30
Interest expense				$ 13,176	6,020
Term Loan Facility [Member]
Debt Instrument [Line Items]
Credit facility, interest rate	7.875%
Line of credit facility exit fee percentage	1.50%
Percentage of prepayment amount after the first year	4.00%
Percentage of prepayment amount after the second year	4.00%
Percentage of prepayment amount after the third year	2.00%
Percentage of prepayment amount after the fourth year	1.00%
Term Loan Facility [Member] | Maximum [Member]
Debt Instrument [Line Items]
Credit facility, interest rate	7.875%
Term Loan Facility [Member] | Minimum [Member]
Debt Instrument [Line Items]
Credit facility, interest rate	7.50%
Term Loan Facility [Member] | Secured Overnight Financing Rate Sofr [Member] | Interest Rate Floor [Member]
Debt Instrument [Line Items]
Debt instrument, variable rate	2.50%
Term Loan Facility [Member] | Secured Overnight Financing Rate Sofr [Member] | Interest Rate Cap [Member]
Debt Instrument [Line Items]
Debt instrument, variable rate	5.00%
Second Amendment to Loan and Security Agreement [Member] | Hercules Credit Facility [Member]
Debt Instrument [Line Items]
Previously repaid principal amount of debt		$ 2,900
Additional advance prepayment or repayment percentage		1.75%
Loan and Security Agreement [Member] | Original Credit Facility [Member]
Debt Instrument [Line Items]
Prepayment or repayment percentage			4.85%
Loan and Security Agreement [Member] | Hercules Credit Facility [Member]
Debt Instrument [Line Items]
Credit facility, interest rate				9.65%
Carrying value of debt					51,047
Interest expense				$ 2,468	$ 6,020
Loan and Security Agreement [Member] | Hercules Credit Facility [Member] | Prime Rate [Member]
Debt Instrument [Line Items]
Debt instrument, variable rate				6.40%
Hercules Lenders [Member] | Second Amendment to Loan and Security Agreement [Member] | Hercules Credit Facility [Member]
Debt Instrument [Line Items]
Credit facility, aggregate principal amount		$ 100,000
Oaktree Fund Administration, LLC [Member]
Debt Instrument [Line Items]
Additional default interest rate	2.00%
Oaktree Fund Administration, LLC [Member] | Term Loan Facility [Member]
Debt Instrument [Line Items]
Credit facility, aggregate principal amount	$ 250,000
Oaktree Fund Administration, LLC [Member] | Term Loan Facility [Member] | Minimum [Member]
Debt Instrument [Line Items]
Cash	30,000
Hercules Capital, Inc. [Member] | Loan and Security Agreement [Member] | Original Credit Facility [Member]
Debt Instrument [Line Items]
Credit facility, aggregate principal amount			$ 50,000
Oaktree Credit Agreement [Member] | Term Loan Facility [Member]
Debt Instrument [Line Items]
Interest expense				$ 10,708
Oaktree Credit Agreement [Member] | Loan and Security Agreement [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate effective percentage				15.90%
Oaktree Credit Agreement [Member] | Loan and Security Agreement [Member] | Term Loan Facility [Member]
Debt Instrument [Line Items]
Carrying value of debt				$ 101,544
First Tranche [Member] | Second Amendment to Loan and Security Agreement [Member] | Hercules Credit Facility [Member]
Debt Instrument [Line Items]
Credit facility, aggregate principal amount		25,000
First Tranche [Member] | Loan and Security Agreement [Member] | Original Credit Facility [Member]
Debt Instrument [Line Items]
Carrying value of debt				$ 50,586
First Tranche [Member] | Hercules Lenders [Member] | Second Amendment to Loan and Security Agreement [Member] | Hercules Credit Facility [Member]
Debt Instrument [Line Items]
Credit facility, aggregate principal amount		25,000
First Tranche [Member] | Oaktree Fund Administration, LLC [Member] | Term Loan Facility [Member]
Debt Instrument [Line Items]
Credit facility, aggregate principal amount	80,000
Second Tranche [Member] | Hercules Lenders [Member] | Second Amendment to Loan and Security Agreement [Member] | Hercules Credit Facility [Member]
Debt Instrument [Line Items]
Credit facility, aggregate principal amount		12,500
Second Tranche [Member] | Oaktree Fund Administration, LLC [Member] | Term Loan Facility [Member]
Debt Instrument [Line Items]
Credit facility, aggregate principal amount	30,000
Third Tranche [Member] | Hercules Lenders [Member] | Second Amendment to Loan and Security Agreement [Member] | Hercules Credit Facility [Member]
Debt Instrument [Line Items]
Credit facility, aggregate principal amount		12,500
Fourth Tranche Available Upon Satisfaction of Conditions Including Approval by U.S. Food and Drug Administration [Member] | Hercules Lenders [Member] | Second Amendment to Loan and Security Agreement [Member] | Hercules Credit Facility [Member]
Debt Instrument [Line Items]
Credit facility, aggregate principal amount		$ 25,000
Tranche A Loan [Member] | Term Loan Facility [Member]
Debt Instrument [Line Items]
Loss on extinguishment	(1,625)
Tranche A Loan [Member] | Oaktree Fund Administration, LLC [Member] | Term Loan Facility [Member]
Debt Instrument [Line Items]
Credit facility, aggregate principal amount	110,000
Tranche A Loan [Member] | Hercules Capital, Inc. [Member] | Term Loan Facility [Member]
Debt Instrument [Line Items]
Repayments of existing credit facility	53,380
Tranche B Loan [Member]
Debt Instrument [Line Items]
Net sales target	$ 35,000
Percentage increase in net sales rate	4.50%
Tranche B Loan [Member] | Oaktree Fund Administration, LLC [Member] | Term Loan Facility [Member]
Debt Instrument [Line Items]
Credit facility, aggregate principal amount	$ 45,000
Tranche B Loan [Member] | Oaktree Fund Administration, LLC [Member] | Term Loan Facility [Member] | Minimum [Member]
Debt Instrument [Line Items]
Cash	25,000
Tranche C Loan [Member]
Debt Instrument [Line Items]
Net sales target	$ 120,000
Percentage increase in net sales rate	4.50%
Tranche C Loan [Member] | Oaktree Fund Administration, LLC [Member] | Term Loan Facility [Member]
Debt Instrument [Line Items]
Credit facility, aggregate principal amount	$ 45,000
Tranche D Loan [Member] | Oaktree Fund Administration, LLC [Member] | Term Loan Facility [Member]
Debt Instrument [Line Items]
Credit facility, aggregate principal amount	$ 50,000